Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ 920	₨ 1,849
Impact on discount rate or salary due to decrease in actuarial assumptions	(952)	(1,870)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	(1,018)	(1,789)
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ 1,105	₨ 1,792